Annual Total Returns- Vanguard Short-Term Bond Index Fund (Investor) [BarChart] - Investor - Vanguard Short-Term Bond Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.96%	1.95%	0.07%	1.16%	0.85%	1.41%	1.10%	1.27%	4.77%	4.61%